Income Taxes (Details) - Schedule of reconciled to the income before income taxes - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Taxes (Details) - Schedule of reconciled to the income before income taxes [Line Items]
Income before taxes excluded the amounts of loss incurring entities	$ 4,936,803	$ 4,849,826	$ 1,659,567
PRC EIT tax rates			15.00%
Tax at the PRC EIT tax rates	740,521	763,440	$ 248,935
Tax effect of R&D expenses deduction	(618,891)	(1,105,212)	(29,558)
Tax effect of deferred tax recognized	106,775	208,832	(347,833)
Tax effect of non-deductible expenses	98,538	75,854	1,732
Income tax provision	$ 326,942	$ (57,086)	$ (126,725)
Maximum [Member]
Income Taxes (Details) - Schedule of reconciled to the income before income taxes [Line Items]
PRC EIT tax rates	25.00%	25.00%
Minimum [Member]
Income Taxes (Details) - Schedule of reconciled to the income before income taxes [Line Items]
PRC EIT tax rates	15.00%	15.00%